FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK FACTORS
Schedule of foreign currency sensitivity

	Change in USD	Effect on profit	Effect on pre-
	rate	before tax	tax equity
		£’000	£’000
2021	+/-10%	+/-250	+/-87

2020	+/-10%	—	—

	Change in CAD	Effect on profit	Effect on pre-
	rate	before tax	tax equity
		£’000	£’000
2021	+/-10%	+/-1,611	+/-3,208

2020	+/-10%	+/-614	+/-122

Schedule of fair value gains

	Less than 1	Between 1 and	Between 2
	year	2 years	and 5 years	Over 5 years
At 31 December 2021
Loans and borrowings	23,901	2,188	693	—
Lease liabilities	21	42	63	251
Issued debt	—	—	26,908	—
	,
At December 2020
Lease liabilities	3,470	3,909	—	—